Related party transaction - Summary of Related Party Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Key management compensation
Short term employee benefits	€ 5	€ 7	€ 10
Share-based compensation	32	37	33
Total	€ 37	€ 44	€ 43